SCHEDULE OF BREAKOUT OF REVENUE COMPONENTS BY SUBCATEGORY (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total revenues	$ 3,848,598	$ 1,875,508	$ 12,214,556	$ 21,862,728
Software App and Cirrcus Charter [Member]
Product Information [Line Items]
Total revenues	2,371,091	994,253	7,125,230	2,004,807
Jet Card and Fractional Programs [Member]
Product Information [Line Items]
Total revenues	677,320	547,545	2,847,533	2,257,736
Management and Other Services [Member]
Product Information [Line Items]
Total revenues	$ 800,187	$ 333,710	2,241,793	400,185
Fractional And Whole Aircraft Sales [Member]
Product Information [Line Items]
Total revenues				$ 17,200,000